UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – November 30, 2010

Item 1: Reports to Shareholders

Vanguard New Jersey Tax-Exempt
Funds Annual Report

November 30, 2010

Vanguard New Jersey Tax-Exempt Money Market Fund
Vanguard New Jersey Long-Term Tax-Exempt Fund

> After generating exceptional results a year ago, tax-exempt municipal bonds generally posted low- to mid-single-digit returns for the 2010 fiscal year. Money market fund returns continued to hover near zero.

> Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.11%, a record annual low.

> Vanguard New Jersey Long-Term Tax-Exempt Fund Investor Shares returned 3.59%, trailing the fund’s benchmark and the average return of peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New Jersey Tax-Exempt Money Market Fund.	11
New Jersey Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	54
Glossary.	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New Jersey Tax-Exempt Money
Market Fund	0.13%	0.22%	0.11%	0.00%	0.11%
New Jersey Tax-Exempt Money Market Funds
Average					0.01

New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	3.22%	5.55%	4.11%	-0.52%	3.59%
Admiral™ Shares	3.30	5.69	4.20	-0.52	3.68
Barclays Capital 10 Year Municipal Bond Index					5.51
New Jersey Municipal Debt Funds Average					4.58

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New Jersey Tax-Exempt Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2009 , Through November 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard New Jersey Long-Term Tax-Exempt
Fund
Investor Shares	$11.64	$11.58	$0.476	$0.000
Admiral Shares	11.64	11.58	0.485	0.000

Chairman’s Letter

Dear Shareholder,

Traditionally, municipal bonds have often been seen as the investing equivalent of your grandfather’s sedan—staid but generally safe and reliable. After staging an impressive recovery a year ago, munis were indeed fairly steady in the 2010 fiscal year—until a late-summer rally, followed by a sharp reversal that was precipitated by an unusual convergence of factors. November was the most volatile month in the municipals market since the financial crisis erupted in the fall of 2008.

Reflecting this, Vanguard New Jersey Long-Term Tax-Exempt Fund declined about 2% in the closing month of the 2010 fiscal year. The fund returned solid results for the 12 months as a whole, however, because of income from its bond holdings: Investor Shares of the Long-Term Fund returned 3.59%. On November 30, the 30-day SEC yield for the fund’s Investor Shares was 3.22%, down from a year earlier.

With short-term interest rates anchored near zero for almost two years by Federal Reserve policy, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.11%, its lowest fiscal-year return ever. The fund’s ending yield of 0.13% was unchanged from a year ago.

On a taxable-equivalent basis, each fund’s yield was higher, as shown on page 1. Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of November 30, the Long-Term Fund did not own securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Also note that as part of our ongoing efforts to lower the cost of investing for all of our clients, we have broadened the availability of our lower-cost Admiral Shares, reducing the Admiral minimums for most of our actively managed funds from $100,000 to $50,000.

Bonds produced good returns amid fiscal and monetary drama
Although global stock markets produced superior returns, bond markets provided the more dramatic setting in the past year.

The yield of the 10-year U.S. Treasury note declined sharply as a variety of forces—including Europe’s sovereign debt crisis and anticipation that the Federal Reserve would begin a new round of Treasury buying—drove investors into low-yielding government bonds.

The municipal bond market contended with somewhat sensational headlines about the strains on state and local budgets, and also with changes in the composition of the bond supply resulting largely from the fast-growing issuance of Build America Bonds (BABs). The broad U.S. bond market returned about 6% for the full year, while the tax-exempt municipal market returned almost 5%.

Market Barometer
		Average Annual Total Returns
		Periods Ended November 30, 2010
	One	Three	Five
	Year	Years	Years
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	6.02%	6.39%	6.23%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	4.76	4.86	4.67
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.79	2.36

Stocks
Russell 1000 Index (Large-caps)	11.48%	-4.66%	1.30%
Russell 2000 Index (Small-caps)	26.98	-0.37	2.79
Dow Jones U.S. Total Stock Market Index	13.39	-3.88	1.84
MSCI All Country World Index ex USA (International)	5.69	-7.41	4.69

CPI
Consumer Price Index	1.14%	1.35%	2.06%

As bond prices rise and yields decline, the opportunity for continued strength in the bond market diminishes. Near the end of the period, prices retreated in both the taxable and tax-exempt markets.

Periods of strength and weakness added up to solid stock returns
Stock prices followed a tortuous path to solid 12-month gains. Strength at the start of the year was followed by a summer of weakness and then an autumn revival. The broad U.S. stock market returned more than 13% for the period. Non-U.S. markets had a more modest return approaching 6%, restrained by the fiscal and political dramas in Europe and the dollar’s gains relative to the euro.

A volatile second half crimped full-year returns
It was an uneventful year for money market funds. Their rock-bottom interest rates kept investors generally focused on the higher yields available on longer-term securities. With the help of its low expense ratio, the New Jersey Tax-Exempt Money Market Fund stayed a step ahead of its peer group’s average return.

In contrast, after a relatively stable first half, the municipal bond market encountered some turbulence. Municipal bond prices rallied in July and even more in August—driving yields lower—thanks in part to relatively light new tax-exempt supply, the possibility of higher federal income

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Tax-Exempt Money
Market Fund	0.17%	—	0.60%
New Jersey Long-Term Tax-Exempt
Fund	0.20	0.12%	1.05

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the funds’ expense ratios were: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the New Jersey Tax-Exempt Money Market Fund, New Jersey Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds.

tax rates after 2010, and slow economic growth, which kept a lid on interest rates. In late August, yields fell to three-decade lows across many maturities in the broad municipal market.

November saw a dramatic turnabout, driven in part by the potential implications of election results and the Fed’s second round of Treasury bond purchases, which were aimed at stimulating the economy. Other factors included the prospect of an abundant supply of tax-exempt issues and some (briefly) encouraging jobs reports pointing to a stronger economy and possibly higher interest rates. As Treasury yields rose, tax-exempt bond yields also climbed and prices fell. In November, the tax-exempt yields of several maturities of AAA-rated general-obligation bonds rose above those of comparable-term taxable Treasuries—an atypical relationship—for the first time since spring 2009.

In this environment, the Long-Term Tax-Exempt Fund’s Investor Shares returned 3.59%, behind its peer-group average return of 4.58%. In general, peer funds benefited from an emphasis on lower-quality securities. The primary driver of the fund’s return was its portfolio income: Capital return—the change in net asset value over the period—was modestly negative.

Fiscal strains posed challenges; BABs helped ease the pain
The muni market’s ups and downs took place against a backdrop of fiscal challenges. Even as revenue collections in New Jersey and other states began

Total Returns
Ten Years Ended November 30, 2010

Average
Annual Return
New Jersey Tax-Exempt Money Market Fund	1.78%
New Jersey Tax-Exempt Money Market Funds Average	1.39
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
New Jersey Long-Term Tax-Exempt Fund Investor Shares	4.90%
Barclays Capital 10 Year Municipal Bond Index	5.57
New Jersey Municipal Debt Funds Average	4.29
New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

to improve after the worst financial setbacks since the Great Depression, the budget gaps faced by many states and local governments remained sobering.

As you know, your state’s unemployment rate remains above 9% as the national recovery from recession proceeds uncomfortably slowly. Moreover, your budgetary process has been undergoing some major changes, including severe state-level spending cuts. Along with other states and municipalities, New Jersey must also grapple with how to close the gap between the costs of promised post-employment benefits, such as pensions and health care, for public-sector workers and the revenue available to fund those benefits.

The fiscal crunch has been tempered somewhat by generous federal interest rate subsidies available through the BABs program, which has its roots in the difficulties faced by state and local borrowers in issuing bonds during the nation’s financial crisis. (Your funds do not hold these bonds because they are taxable.)

More than $165 billion of BABs have been issued nationwide since the program was introduced in early 2009 as part of the massive federal stimulus package, and New Jersey was among the largest issuers of them. BABs have affected your portfolio because they have diminished the availability of new tax-exempt bonds: In calendar year 2010 through November, tax-exempt supply fell to its lowest level in about a decade. This shortage, especially in bonds of longer maturities, led investors to bid up tax-exempt prices—at least, until November. [Congress allowed the BABs program to expire as scheduled on December 31. With borrowers rushing to beat the deadline, taxable municipal bond issuance nationwide during December appeared on target to exceed tax-exempt issuance for the first month ever.]

For more information on the funds’ positioning and performance during the past year, please see the Advisor’s Report following this letter.

Conservative approach has proven its worth
Over the years, the funds’ advisor, Vanguard Fixed Income Group, has focused on high-quality tax-exempt securities. This approach—executed with disciplined portfolio management and at low costs—has rewarded shareholders. For the ten years ended November 30, 2010, the average annual returns of the New Jersey Tax-Exempt Funds exceeded the average returns of their respective peers by margins considered significant in the world of fixed income investing.

Shareholders have also benefited from the advisor’s stringent and independent credit analysis, a Vanguard hallmark. As fiscal fortunes have diverged, it has become increasingly difficult for individual investors to evaluate the creditworthiness of a wide range of municipal borrowers. Because there are no remaining AAA-rated insurance companies, investors can’t look to guarantees to provide assurance. In addition, a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies has blurred some of the distinctions among issuers. These factors underscore the importance of the objective insights of Vanguard’s experienced team of credit analysts, who work closely with our portfolio managers and traders.

Diversification and credit analysis aren’t likely to go out of style
Because twists and turns in the bond markets are often as unpredictable as those in the stock markets, we encourage you to diversify your bond holdings, consistent with the investment objectives and principles you consider in managing all your assets. And always keep in mind the importance of skilled credit analysis. The Vanguard Tax-Exempt Funds can help—by offering you low-cost portfolios of New Jersey securities that meet the high standards of our credit analysts.

Many investors are concerned about what may happen to their bond portfolios if interest rates rise. Conventional wisdom might suggest reallocating some of those assets into shorter-maturity bond funds, which are often thought to be less sensitive to changes in interest rates. Recent Vanguard research, however, underscores the benefits of maintaining a broadly diversified fixed income portfolio regardless of the future direction of interest rates. In fact, our research suggests that greater uncertainty about the outlook for economic growth, the deficit, inflation, and interest rates supports more fixed income diversification, not less.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
December 17, 2010

Advisor’s Report

For the fiscal year ended November 30, 2010, Vanguard New Jersey Tax-Exempt Money Market Fund returned 0.11%, ahead of the 0.01% average return of its peer group. The New Jersey Long-Term Tax-Exempt Fund returned 3.59% for Investor Shares and 3.68% for Admiral Shares, trailing the average return of competing New Jersey funds and the result for its diversified national benchmark index.

The investment environment
A look at tax-exempt yields for the fiscal year as a whole—shown in the table that follows this report—does not do justice to the unusual degree of volatility that the municipal bond market experienced as the year drew to a close.

Until November, the period was characterized by a general slide in yields across the maturity curve, but for different reasons. The Federal Reserve kept interest rates—and, in effect, the returns on money market funds—near zero throughout the year. Scrambling for higher yields, investors turned to intermediate-term municipals, pushing up their prices and pushing down their yields. (As you know, bond prices and yields are inversely related.)

Among the longest-term tax-exempt bonds, demand clashed with a shortage of supply as states and local governments took advantage of federal subsidies to issue taxable municipal bonds, known as Build America Bonds (BABs). About a quarter of the $13 billion in New Jersey bonds issued by the state and local governments during the fiscal year were BABs. The temporary BABs program, designed to help fiscally stressed states and municipalities reduce debt financing costs, came into existence because of the early-2009 federal stimulus program and was designed to expire on December 31, 2010. Another December 31 deadline—the scheduled expiration of federal tax breaks—spurred demand for tax-exempt securities as uncertainty persisted about what Congress might do. [The BABs program ended on schedule, while the reduced tax rates were extended for two years.]

In August and September, municipal yields reached historical lows. In the final month of the fiscal year, however, the slide in yields (money market funds excepted) abruptly reversed, erasing all or much of the decline, depending on maturity, of the preceding 11 months. November turned out to be the most volatile month for municipal bonds since the height of the financial crisis in the fall of 2008. A new mix of factors led to a sell-off, with many investors moving assets from municipal bond funds to alternatives such as tax-exempt money market funds, despite their scant yields. The volatility and fund outflows continued in December.

November opened with the midterm elections. The results led many investors to expect that federal tax cuts would be extended. Immediately afterward, the Federal Reserve announced its widely anticipated program to purchase huge quantities of Treasury bonds, an action intended to stimulate the economy by lowering long-term interest rates. Nonetheless, Treasury yields rose in response to economic data suggesting a possibility of inflation to come. Muni yields followed.

Further upward pressure on yields in November came from expectations of swelling new-issue supply and sales of bonds by mutual funds that needed to raise cash for redemptions. (The Vanguard municipal bond funds have had adequate reserves to meet redemptions.) As of November 30, the yields of longer-term tax-exempt bonds had risen above those of taxable Treasuries, an inversion of the typical pattern.

Management of the funds
The turbulence that characterized the municipal bond market as the fiscal year ended did not reflect a material change in the credit fundamentals of bond issuers. State and local governments remain under great fiscal stress, of course, although the recession technically ended in June 2009. As in previous economic recoveries, the municipal sector tends to lag the general economy because time is needed for higher personal and business income to flow through the tax system. The road to improvement is likely to be longer than usual because of the depth of the recent recession, the worst since the Great Depression.

For this and other reasons, investors are understandably concerned about the health of muni bond issuers and their ability to make principal and interest payments on time. That is why close monitoring of the financial condition of state and local governments has always been a crucial component of our investment activities. Vanguard’s highly experienced credit analysts review each potential addition to our portfolios and reject those that don’t pass our rigorous evaluation process.

In view of the uncertainties surrounding the pace of the economic recovery, we held the New Jersey Long-Term Tax-Exempt Fund at a neutral average weighted duration compared with its benchmark index. As a consequence, interest rate positioning had no significant impact on the fund’s performance during this fiscal year.

Outlook
We expect to see more headlines citing the plight of state and local governments, and more comparisons between the states and European nations facing fiscal stress. We are confident, however, that states and municipalities will make the tough and unpleasant decisions about tax and service levels necessary to balance their budgets in the short term and address longer-term challenges, such as adequately funding retiree benefits. It’s a process that likely won’t be smooth in the give-and-take of the political arena.

Nonrenewal of the BABs program would imply more tax-exempt issuance in 2011, especially in the long-term portion of the municipal market. If this happens, the additional supply could produce lower prices and higher yields at the long end of the yield curve.

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Christopher W. Alwine, CFA, Principal, Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

December 21, 2010

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)

	November 30,	November 30,
Maturity	2009	2010
2 years	0.61%	0.60%
5 years	1.50	1.36
10 years	2.78	2.79
30 years	4.28	4.28
Source: Vanguard.

New Jersey Tax-Exempt Money Market Fund

Fund Profile
As of November 30, 2010

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.13%
Average Weighted
Maturity	35 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratio was 0.17%.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Tax-Exempt Money
Market Fund	0.11%	1.93%	1.78%	$11,927
New Jersey Tax-Exempt Money
Market Funds Average	0.01	1.60	1.39	11,479

New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

New Jersey Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
		NJ Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.80%	2.38%
2002	1.29	0.88
2003	0.87	0.48
2004	1.03	0.55
2005	2.17	1.63
2006	3.25	2.74
2007	3.60	3.12
2008	2.27	1.90
2009	0.45	0.25
2010	0.11	0.01
7-day SEC yield (11/30/2010): 0.13%
New Jersey Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Tax-Exempt Money
Market Fund	2/3/1988	0.11%	2.01%	1.84%

New Jersey Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at vanguard.com.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
New Jersey (89.5%)
Bergen County NJ BAN	1.500%	12/17/10	26,685	26,699
Bridgewater Township NJ BAN	2.000%	8/11/11	6,600	6,667
Burlington County NJ BAN	1.500%	10/20/11	10,675	10,776
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group) VRDO	0.250%	12/7/10 LOC	12,150	12,150
Camden County NJ Improvement Authority
Lease Revenue (Parkview Redevelopment
Housing Project) VRDO	0.250%	12/7/10 LOC	49,500	49,500
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.250%	12/7/10 LOC	4,300	4,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.250%	12/7/10 LOC	40,615	40,615
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.260%	12/7/10 LOC	15,500	15,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.320%	12/7/10 LOC	41,900	41,900
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,640	2,742
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,780	2,887
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	2,000	2,077
Egg Harbor Township NJ School District GO	5.000%	7/15/11 (Prere.)	1,400	1,454
Egg Harbor Township NJ School District GO	5.100%	7/15/11 (Prere.)	2,950	3,066
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	0.250%	12/7/10 LOC	11,625	11,625
Fair Lawn NJ BAN	2.000%	12/16/10	15,665	15,676
Florham Park NJ BAN	1.500%	2/1/11	5,700	5,711
1 Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)
TOB VRDO	0.300%	12/7/10 (4)	4,185	4,185
Gloucester County NJ BAN	2.000%	9/29/11	13,500	13,685
Gloucester County NJ Pollution Control Financing
Authority Revenue (ExxonMobil Project) VRDO	0.170%	12/1/10	40,100	40,100
Hopewell Township NJ BAN	2.000%	6/9/11	6,990	7,044
Linden NJ BAN	1.500%	5/12/11	14,174	14,238
1 Madison Borough NJ Board of Education
TOB VRDO	0.290%	12/7/10 LOC	11,690	11,690

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mahwah Township NJ BAN	2.000%	8/12/11	5,000	5,055
Mahwah Township NJ BAN	2.000%	10/14/11	8,000	8,113
Mercer County NJ BAN	1.500%	2/15/11	37,590	37,679
New Jersey Building Authority Revenue VRDO	0.250%	12/7/10 LOC	13,070	13,070
New Jersey Building Authority Revenue VRDO	0.250%	12/7/10 LOC	26,865	26,865
New Jersey Building Authority Revenue VRDO	0.250%	12/7/10 LOC	26,780	26,780
New Jersey Economic Development Authority
Exempt Facility Revenue (Logan Project) CP	0.330%	12/8/10	50,000	50,000
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean Spray
Cranberries Inc. Project) VRDO	0.420%	12/7/10 LOC	8,000	8,000
New Jersey Economic Development Authority
Mortgage Revenue (Franciscan Oaks Project)
VRDO	0.250%	12/7/10 LOC	2,270	2,270
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (New Jersey
Natural Gas) VRDO	0.320%	12/7/10 LOC	8,500	8,500
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Nui Corp.) VRDO	0.280%	12/1/10 LOC	5,000	5,000
New Jersey Economic Development Authority
Natural Gas Facilities Revenue (Pivotal Utility
Holdings Inc. Project) VRDO	0.280%	12/1/10 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.250%	12/7/10 LOC	18,300	18,300
1 New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
TOB VRDO	0.310%	12/7/10	7,900	7,900
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project) VRDO	0.310%	12/1/10 LOC	16,600	16,600
New Jersey Economic Development Authority
Revenue (Geriatric Services Housing Corp. Inc. -
CNJJHA Assisted Living Project) VRDO	0.320%	12/7/10 LOC	11,435	11,435
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.250%	12/7/10 LOC	15,810	15,810
New Jersey Economic Development Authority
Revenue (Order of St. Benedict Project) VRDO	0.250%	12/7/10 LOC	14,275	14,275
New Jersey Economic Development Authority
Revenue (Presbyterian Homes Assisted
Living) VRDO	0.250%	12/7/10 LOC	9,800	9,800
New Jersey Economic Development Authority
Revenue (Ranney School Project) VRDO	0.270%	12/7/10 LOC	10,800	10,800
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/11 (ETM)	3,000	3,034
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	7,040	7,224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	3,000	3,079
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	6/15/11 (Prere.)	10,000	10,269
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	0.290%	12/7/10 (4)	11,045	11,045
New Jersey Economic Development Authority
Revenue (School Facilities Construction) VRDO	0.260%	12/1/10 LOC	69,335	69,335

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction) VRDO	0.250%	12/7/10 LOC	46,225	46,225
New Jersey Economic Development Authority
Revenue (School Facilities Construction) VRDO	0.280%	12/7/10 LOC	30,000	30,000
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.260%	12/1/10	1,000	1,000
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.250%	12/1/10	4,750	4,750
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.160%	12/1/10	1,300	1,300
1 New Jersey Economic Development Authority
Revenue TOB VRDO	0.290%	12/7/10 LOC	10,275	10,275
New Jersey Economic Development Authority
Revenue VRDO	0.250%	12/7/10 LOC	9,720	9,720
New Jersey Economic Development Authority
School Revenue (Blair Academy Project) VRDO	0.250%	12/7/10 LOC	12,015	12,015
New Jersey Economic Development Authority
Special Facility Revenue (Port Newark
Container) VRDO	0.270%	12/7/10 LOC	23,700	23,700
New Jersey Educational Facilities Authority
Revenue (Caldwell College) VRDO	0.250%	12/7/10 LOC	7,300	7,300
1 New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.270%	12/7/10	25,200	25,200
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	0.270%	12/7/10	13,625	13,625
1 New Jersey Educational Facilities Authority
Revenue (Institute for Defense Analyses) VRDO	0.290%	12/7/10 LOC	9,170	9,170
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/11	3,000	3,083
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	0.300%	12/7/10	10,900	10,900
New Jersey Educational Facilities Authority
Revenue (Seton Hall University) VRDO	0.260%	12/7/10 LOC	7,400	7,400
New Jersey Environmental Infrastructure
Trust Revenue	3.000%	9/1/11	4,865	4,964
New Jersey GO	6.000%	2/15/11 (ETM)	3,000	3,035
1 New Jersey GO TOB PUT	0.280%	12/1/10	50,000	50,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.280%	12/7/10 LOC	44,000	44,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program)	0.310%	12/7/10 LOC	8,500	8,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program)	0.310%	12/7/10 LOC	20,000	20,000
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health
Systems) VRDO	0.290%	12/7/10 LOC	27,500	27,500
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.250%	12/7/10 (12)	18,330	18,330
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian V) TOB VRDO	0.320%	12/7/10 (12)	5,635	5,635

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	0.250%	12/7/10 LOC	9,625	9,625
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare) VRDO	0.250%	12/7/10 LOC	7,500	7,500
New Jersey Health Care Facilities Financing
Authority Revenue (Rahway Hospital) VRDO	0.250%	12/7/10 LOC	9,280	9,280
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	0.250%	12/7/10 LOC	19,000	19,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care
Corp.) VRDO	0.250%	12/7/10 LOC	14,665	14,665
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.250%	12/7/10 LOC	23,850	23,850
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.280%	12/7/10 LOC	14,000	14,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.300%	12/7/10	5,435	5,435
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.270%	12/7/10 LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.290%	12/7/10 (4)	14,025	14,025
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.290%	12/7/10 (4)	21,015	21,015
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.300%	12/7/10 (4)	11,945	11,945
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
TOB VRDO	0.360%	12/7/10	7,500	7,500
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
TOB VRDO	0.410%	12/7/10	6,840	6,840
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.250%	12/7/10	21,800	21,800
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.270%	12/7/10	10,500	10,500
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.270%	12/7/10	13,900	13,900
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.270%	12/7/10	9,900	9,900
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.270%	12/7/10	9,000	9,000
New Jersey Housing & Mortgage Finance Agency
Single Family Housing Revenue VRDO	0.300%	12/7/10	20,000	20,000
1 New Jersey Transportation Trust Fund Authority
Revenue TOB VRDO	0.300%	12/7/10 LOC	11,045	11,045
1 New Jersey Transportation Trust Fund Authority
Revenue TOB VRDO	0.310%	12/7/10 LOC	24,355	24,355
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/11 (ETM)	7,165	7,352
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.500%	6/15/11 (ETM)	7,510	7,754
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	330	349

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	1,440	1,523
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.290%	12/7/10 (4)	15,985	15,985
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.290%	12/7/10 LOC	12,355	12,355
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.300%	12/7/10 LOC	39,530	39,530
1 New Jersey Turnpike Authority Revenue
TOB VRDO	0.400%	12/7/10 (4)	8,545	8,545
1 New Jersey Turnpike Authority Revenue
TOB VRDO	0.400%	12/7/10 (4)	6,745	6,745
New Jersey Turnpike Authority Revenue
VRDO	0.280%	12/7/10 LOC	15,900	15,900
New Jersey Turnpike Authority Revenue
VRDO	0.310%	12/7/10 LOC	73,100	73,100
1 Nuveen New Jersey Investment Quality
Municipal Fund VRDP VRDO	0.550%	12/7/10 LOC	30,000	30,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.310%	12/7/10 (4)	6,200	6,200
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.310%	12/7/10 (4)	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.330%	12/7/10 (4)	7,770	7,770
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.360%	12/7/10	5,600	5,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.370%	12/7/10 (4)	23,415	23,415
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.390%	12/7/10	5,555	5,555
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.390%	12/7/10	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.400%	12/7/10	7,320	7,320
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.400%	12/7/10 (4)	4,050	4,050
Princeton University New Jersey CP	0.280%	3/8/11	7,650	7,650
Rockaway Township NJ BAN	2.000%	9/30/11	9,912	10,038
Rutgers State University New Jersey
Revenue VRDO	0.300%	12/1/10	63,705	63,705
Rutgers State University New Jersey
Revenue VRDO	0.240%	12/1/10	28,500	28,500
Scotch Plains Township NJ BAN	1.750%	1/21/11	8,435	8,452
South Jersey Transportation Authority New
Jersey Transportation System Revenue VRDO	0.250%	12/7/10 LOC	16,040	16,040
Summit NJ BAN	1.500%	1/21/11	6,350	6,360
Summit NJ BAN	1.500%	1/21/11	6,485	6,496
1 Tobacco Settlement Financing Corp. New Jersey
Revenue TOB VRDO	0.300%	12/7/10 (Prere.)	21,885	21,885
Union County NJ BAN	2.000%	7/1/11	30,000	30,264
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.170%	12/1/10	27,410	27,410
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.160%	12/1/10	16,525	16,525
Wayne Township NJ BAN	2.000%	9/16/11	5,500	5,565
				1,975,435

New Jersey Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Puerto Rico (9.8%)
1	Puerto Rico Aqueduct & Sewer Authority
	Revenue TOB VRDO	0.340%	12/7/10 (12)	5,450	5,450
1	Puerto Rico Electric Power Authority
	Revenue TOB VRDO	0.300%	12/7/10 (4)	11,330	11,330
1	Puerto Rico Highway & Transportation Authority
	Revenue TOB VRDO	0.310%	12/7/10 (4)	3,000	3,000
1	Puerto Rico Housing Finance Authority Revenue
	TOB VRDO	0.300%	12/7/10	6,760	6,760
1	Puerto Rico Industrial Medical & Environmental
	Pollution Control Facilities Financing Authority
	Revenue (Abbott Laboratories Project) PUT	0.950%	3/1/11	12,575	12,575
	Puerto Rico Sales Tax Financing Corp.
	Revenue PUT	5.000%	8/1/11 (Prere.)	72,650	74,930
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.280%	12/7/10	900	900
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.300%	12/7/10	6,725	6,725
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.300%	12/7/10	43,500	43,500
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.300%	12/7/10 LOC	8,720	8,720
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.310%	12/7/10	4,875	4,875
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.310%	12/7/10 LOC	8,900	8,900
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.310%	12/7/10 LOC	7,425	7,425
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.310%	12/7/10 LOC	8,975	8,975
1	Puerto Rico Sales Tax Financing Corp.
	Revenue TOB VRDO	0.350%	12/7/10	11,800	11,800
					215,865
Total Tax-Exempt Municipal Bonds (Cost $2,191,300)					2,191,300
Other Assets and Liabilities (0.7%)
Other Assets					29,052
Liabilities					(14,390)
					14,662
Net Assets (100%)
Applicable to 2,205,687,704 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,205,962
Net Asset Value Per Share					$1.00

New Jersey Tax-Exempt Money Market Fund

At November 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,205,965
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(3)
Net Assets	2,205,962

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate value of these securities was $545,400,000, representing 24.7% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	6,550
Total Income	6,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	511
Management and Administrative	2,681
Marketing and Distribution	737
Custodian Fees	17
Auditing Fees	21
Shareholders’ Reports	13
Trustees’ Fees and Expenses	3
Total Expenses	3,983
Net Investment Income	2,567
Realized Net Gain (Loss) on Investment Securities Sold	(3)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,564

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,567	13,205
Realized Net Gain (Loss)	(3)	97
Net Increase (Decrease) in Net Assets Resulting from Operations	2,564	13,302
Distributions
Net Investment Income	(2,567)	(13,205)
Realized Capital Gain	—	—
Total Distributions	(2,567)	(13,205)
Capital Share Transactions (at $1.00)
Issued	1,251,685	1,572,673
Issued in Lieu of Cash Distributions	2,473	12,666
Redeemed	(1,594,393)	(2,165,309)
Net Increase (Decrease) from Capital Share Transactions	(340,235)	(579,970)
Total Increase (Decrease)	(340,238)	(579,873)
Net Assets
Beginning of Period	2,546,200	3,126,073
End of Period	2,205,962	2,546,200

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.005	.022	.035	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.005	.022	.035	.032
Distributions
Dividends from Net Investment Income	(.001)	(.005)	(.022)	(.035)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.005)	(.022)	(.035)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.11%	0.45%	2.27%	3.60%	3.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,206	$2,546	$3,126	$3,448	$2,787
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.11%	0.46%	2.24%	3.53%	3.21%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $386,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2010

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNJTX		VNJUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.22%		3.30%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	371	8,595	46,372
Yield to Maturity
(before expenses)	3.6%	3.3%	3.5%
Average Coupon	4.4%	4.9%	5.0%
Average Duration	6.7 years	7.3 years	8.4 years
Average Effective
Maturity	7.6 years	9.9 years	13.4 years
Short-Term
Reserves	2.6%	—	—

Volatility Measures
	Barclays
	10 Year	Barclays
	Municipal	Municipal
	Index	Bond Index
R-Squared	0.90	0.98
Beta	0.96	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	7.1%
1 - 3 Years	16.6
3 - 5 Years	16.5
5 - 10 Years	38.0
10 - 20 Years	16.2
20 - 30 Years	4.3
Over 30 Years	1.3

Distribution by Credit Quality (% of portfolio)
AAA	12.3%
AA	54.9
A	21.7
BBB	9.3
B	0.2
Not Rated	1.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2010, the expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2000, Through November 30, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New Jersey Long-Term Tax-Exempt
Fund Investor Shares	3.59%	4.14%	4.90%	$16,129
Barclays Capital Municipal Bond Index	4.76	4.67	5.30	16,754
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.57	17,200
New Jersey Municipal Debt Funds
Average	4.58	3.50	4.29	15,220

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

		Average Annual Total Returns
		Periods Ended November 30, 2010
			Since	Final Value
	One	Five	Inception	of a $50,000
	Year	Years	(5/14/2001)	Investment
New Jersey Long-Term Tax-Exempt
Fund Admiral Shares	3.68%	4.22%	4.73%	$77,738
Barclays Capital Municipal Bond
Index	4.76	4.67	5.09	80,314
Barclays Capital 10 Year Municipal
Bond Index	5.51	5.40	5.39	82,557
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): November 30, 2000, Through November 30, 2010
				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.16%	3.39%	8.55%	8.22%
2002	4.95	1.47	6.42	6.67
2003	4.68	2.13	6.81	6.88
2004	4.56	-1.23	3.33	4.03
2005	4.42	-1.13	3.29	3.01
2006	4.61	2.40	7.01	6.17
2007	4.34	-2.30	2.04	3.51
2008	4.11	-7.60	-3.49	-0.42
2009	4.61	7.58	12.19	12.67
2010	4.11	-0.52	3.59	5.51

New Jersey Long-Term Tax-Exempt Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	4.75%	4.62%	4.59%	0.77%	5.36%
Admiral Shares	5/14/2001	4.83	4.69	4.61[1]	0.48[1]	5.09[1]
1 Return since inception.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
New Jersey (97.0%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/11 (14)	4,025	4,092
Atlantic County NJ Public Facilities COP	6.000%	3/1/14 (14)	3,685	4,210
Atlantic County NJ Public Facilities COP	6.000%	3/1/15 (14)	1,480	1,732
Atlantic County NJ Utility Authority
Sewer Revenue	6.875%	1/1/12 (ETM)	725	750
Bayonne NJ TAN	5.750%	7/1/35	10,000	10,837
Burlington County NJ Bridge
Commission Revenue	5.250%	12/15/21 (2)	3,200	3,545
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,335	1,428
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,265	1,353
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,025	1,097
Camden County NJ Improvement Authority Lease
Revenue (Cherry Hill Township Library Project)	5.500%	5/1/12 (Prere.)	1,140	1,220
Cape May County NJ Industrial Pollution Control
Financing Authority Revenue
(Atlantic City Electric Co. Project)	6.800%	3/1/21 (14)	15,400	18,841
Cape May County NJ Municipal Utility
Authority Revenue	5.250%	1/1/18 (14)	2,165	2,252
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.625%	1/1/26 (4)	2,500	2,502
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	4,000	4,049
Essex County NJ Improvement
Authority Revenue	5.250%	12/15/18 (2)	10,000	11,557
Essex County NJ Improvement
Authority Revenue	5.250%	12/15/20 (2)	5,010	5,699
Evesham NJ Utility Authority Revenue	5.000%	7/1/16 (2)	3,435	3,631
Evesham NJ Utility Authority Revenue	5.000%	7/1/17 (2)	3,705	3,916
Evesham NJ Utility Authority Revenue	5.000%	7/1/18 (2)	1,605	1,681
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	9,825	6,432
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.250%	11/1/21 (4)	6,000	7,035

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	32,200	19,985
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	7,500	8,731
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/16 (14)	1,000	1,081
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/17 (14)	865	943
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/20 (14)	1,150	1,227
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	7/15/23 (14)	1,000	1,030
Gloucester County NJ Improvement Authority
Lease Revenue	5.000%	4/1/38	9,750	10,064
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	2,510	2,853
Hillsborough Township NJ School District GO	5.375%	10/1/13 (4)	1,250	1,411
Hillsborough Township NJ School District GO	5.375%	10/1/19 (4)	1,720	2,085
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/13 (14)	9,590	10,514
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	6,885	7,326
Jackson Township NJ Board of Education GO	5.375%	4/15/12 (Prere.)	7,676	8,168
Jackson Township NJ Board of Education GO	5.250%	6/15/21 (14)	11,195	13,184
Marlboro Township NJ Board of Education GO	5.000%	7/15/14	1,045	1,074
Mercer County NJ Improvement Authority
Special Services School District Revenue	5.950%	12/15/12	2,590	2,854
Middlesex County NJ COP	5.000%	8/1/11 (14)	1,050	1,080
Middlesex County NJ COP	5.500%	8/1/15 (14)	1,195	1,231
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/22 (14)	1,825	1,849
Middlesex County NJ Improvement Authority
Lease Revenue (Perth Amboy Municipal
Complex Project)	5.375%	3/15/23 (14)	1,925	1,944
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/15	435	272
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/20	500	270
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.000%	1/1/32	5,100	2,698
Middlesex County NJ Improvement Authority
Revenue (Heldrich Center Hotel/
Conference Project)	5.125%	1/1/37	3,500	1,846
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/19	1,585	1,744
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/20	1,600	1,758
Middlesex County NJ Improvement Authority
Revenue (Open Space Trust Fund)	5.250%	9/15/21	2,375	2,606
Middlesex County NJ Improvement Authority
Utility Systems Revenue (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,669

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Middlesex County NJ Improvement Authority
Utility Systems Revenue (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,372
Middlesex County NJ Improvement Authority
Utility Systems Revenue (Perth Amboy)	0.000%	9/1/18 (2)	4,550	3,156
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	5.875%	8/1/31	1,000	1,122
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community College)	6.000%	8/1/38	3,900	4,348
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,115	2,264
Monmouth County NJ Improvement Authority
Revenue (Howell Township Board of Education)	5.000%	7/15/12 (Prere.)	2,225	2,382
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/13 (2)	1,545	1,674
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/14 (2)	3,205	3,513
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/16 (2)	1,000	1,126
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.250%	12/1/18 (2)	2,000	2,232
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.250%	12/1/21 (2)	1,275	1,366
Montgomery Township NJ School District GO	5.250%	8/1/13 (14)	1,285	1,337
Montgomery Township NJ School District GO	5.250%	8/1/17 (14)	1,280	1,331
Montgomery Township NJ School District GO	5.250%	8/1/18 (14)	910	943
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,038
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,385
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	5,634
New Jersey Casino Reinvestment Development
Authority Revenue (Parking Fee)	5.250%	6/1/21 (14)	3,000	3,070
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	19,500	18,602
New Jersey Economic Development Authority
Revenue (Cooper Health System Project) VRDO	0.250%	12/7/10 LOC	5,000	5,000
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project) VRDO	0.670%	12/1/10 LOC	6,300	6,300
New Jersey Economic Development
Authority Revenue (Hillcrest Health
Service System Project)	0.000%	1/1/12 (2)	2,500	2,384
New Jersey Economic Development
Authority Revenue (Hillcrest Health
Service System Project)	0.000%	1/1/13 (2)	3,000	2,715
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,403
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/25 (14)	14,000	14,836
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	2,500	2,628
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/31 (14)	25,175	25,626

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.375%	6/1/25	1,340	1,317
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.750%	6/1/31	1,000	995
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.875%	6/1/42	8,000	7,949
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/13 (2)(ETM)	1,200	1,342
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,000	4,458
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	7,500	8,205
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/13	14,000	15,436
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,000	11,107
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	14,000	15,633
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	10,255	11,682
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	5,000	5,675
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/18	2,650	2,945
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	10,285	11,821
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	5,000	5,648
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,000	2,239
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	1,550	1,771
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	9,500	9,866
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/28	8,000	8,217
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	7,552
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	11,520	12,423
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30 (10)	1,000	1,030
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.125%	3/1/30	12,000	12,258
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30	4,065	4,219
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/30 (14)	5,480	5,556

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,350
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	1,000	1,030
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/33	7,825	7,991
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/34	8,000	8,159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/36	18,250	18,476
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/37	22,150	22,452
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	12,500	13,842
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	8,000	8,859
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	5,000	5,604
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	31,625	35,448
New Jersey Economic Development Authority
Revenue (School Facilities Construction) VRDO	3.260%	12/1/10 LOC	2,820	2,820
New Jersey Economic Development Authority
Revenue (School Facilities Construction) VRDO	3.270%	12/1/10 LOC	8,800	8,800
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/11 (ETM)	4,650	4,633
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/12 (14)	4,550	4,134
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/13 (14)	4,500	3,840
New Jersey Economic Development Authority
Revenue (St. Barnabas Project)	0.000%	7/1/14 (14)	4,210	3,367
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville
School Project) VRDO	2.832%	12/1/10	5,100	5,100
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	15,000	16,442
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/18	5,965	6,720
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	2,580	2,892
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/14 (4)	3,180	3,549
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/16 (4)	4,410	5,038
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/20 (14)	2,060	2,326

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Drew University)	5.250%	7/1/21 (14)	1,550	1,737
New Jersey Educational Facilities Authority
Revenue (Fairleigh Dickinson University)	5.500%	7/1/23	2,750	2,776
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	7/1/33	1,000	928
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.750%	9/1/12	7,595	8,228
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	5,000	5,391
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/20 (4)	5,015	5,330
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,605	2,895
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	7/1/13 (Prere.)	2,775	3,084
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/20 (14)	2,585	2,789
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/21 (14)	3,025	3,217
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	2,500	2,587
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,226
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/15 (Prere.)	4,700	5,442
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/27 (2)	5,000	5,110
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,725	1,774
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,000	1,029
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.250%	7/1/11 (Prere.)	1,470	1,512
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/20	2,725	3,004
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/21	2,635	2,858
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,012
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	6,020	7,039
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	9,900	9,944
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	5,000	5,020
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,010	1,081
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/12 (Prere.)	1,700	1,819
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/15 (14)	1,550	1,618
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/16 (Prere.)	4,000	4,705

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Richard Stockton College)	5.375%	7/1/38	5,000	5,136
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	235	244
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	190	197
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/11 (Prere.)	205	213
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.125%	7/1/13 (Prere.)	2,800	3,103
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/14 (14)	2,070	2,140
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/15 (14)	1,690	1,746
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.250%	7/1/16 (14)	1,845	1,906
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/24 (14)	2,200	2,285
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/12 (2)	1,275	1,279
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/15 (2)	400	409
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.250%	7/1/16 (2)	200	204
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.125%	7/1/13 (Prere.)	6,000	6,650
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.250%	7/1/13 (Prere.)	6,000	6,669
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,151
New Jersey Equipment Lease Purchase COP	5.000%	6/15/11	6,590	6,736
New Jersey Equipment Lease Purchase COP	5.000%	6/15/13	5,000	5,382
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	4,000	4,455
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	3,000	3,334
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	9,000	9,931
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	9,755	10,628
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,613
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	1,000	1,047
New Jersey GO	5.000%	8/1/16	5,190	6,014
New Jersey GO	5.000%	8/1/17	9,035	10,502
New Jersey GO	5.250%	7/15/18 (2)	4,000	4,709
New Jersey GO	5.500%	7/15/18 (14)	1,000	1,192
New Jersey GO	5.000%	8/15/19	5,000	5,773
New Jersey GO	5.000%	6/1/20	915	1,037
New Jersey GO	5.000%	6/1/21	6,835	7,635
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/13	7,330	7,826
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/14	7,695	8,337
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/15	5,000	5,452
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	4,095	4,419

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	5.750%	7/1/12 (Prere.)	2,220	2,394
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	6.250%	7/1/12 (Prere.)	1,750	1,901
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	6.250%	7/1/17	2,200	2,305
New Jersey Health Care Facilities Financing
Authority Revenue (Atlantic City Medical Center)	5.750%	7/1/25	2,780	2,836
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/23	2,675	2,764
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/26	2,880	2,905
New Jersey Health Care Facilities Financing
Authority Revenue (Atlanticare Regional
Medical Center)	5.000%	7/1/37	10,000	9,784
New Jersey Health Care Facilities Financing
Authority Revenue (Capital Health Systems
Obligated Group)	5.750%	7/1/13 (Prere.)	7,000	7,784
New Jersey Health Care Facilities Financing
Authority Revenue
(Children’s Specialized Hospital)	5.000%	7/1/24	800	766
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s
Specialized Hospital)	5.500%	7/1/30	3,055	2,997
New Jersey Health Care Facilities Financing
Authority Revenue (Children’s
Specialized Hospital)	5.500%	7/1/36	6,800	6,451
New Jersey Health Care Facilities Financing
Authority Revenue (Community Medical
Center/Kimball Medical Center/Kensington
Manor Care Center)	5.250%	7/1/12 (4)	105	105
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	1,250	1,348
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	3,000	3,138
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.125%	1/1/21	15,000	15,581
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	3,500	3,556
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/28	3,500	3,375
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/34	2,000	1,880
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.250%	7/1/30	4,000	3,816

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/13	3,785	4,119
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	10,000	10,505
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	1,500	1,577
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,207
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,254
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.625%	7/1/13 (4)	7,255	7,276
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.250%	7/1/29 (4)	13,150	13,152
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health Systems)	5.000%	7/1/38 (12)	4,390	4,406
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood
Johnson University)	5.000%	7/1/31	5,000	4,930
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.875%	7/1/12 (Prere.)	3,500	3,792
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	6.000%	7/1/12 (Prere.)	3,500	3,799
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	6.000%	7/1/12 (Prere.)	3,000	3,256
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/36	14,250	13,693
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/46	7,505	7,042
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.250%	7/1/13 (14)	2,695	2,698
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.250%	7/1/16 (14)	2,340	2,341
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (ETM)	1,260	873
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	0.000%	7/1/21 (14)	1,740	837
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health
Care System)	5.000%	7/1/29	4,375	3,681
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,026
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	6.000%	7/1/29 (12)	1,000	1,042

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,000	3,115
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,000	3,153
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.260%	12/1/10 LOC	11,050	11,050
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.310%	12/1/10 LOC	11,350	11,350
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	5,000	5,095
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	1,500	1,497
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	1,500	1,492
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/27	6,280	6,467
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/29	3,000	3,028
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	6,000	6,025
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	5,000	5,183
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	5.700%	5/1/20 (4)	2,040	2,042
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	3,370	3,636
New Jersey Sports & Exposition
Authority Revenue	6.500%	3/1/13 (14)(ETM)	875	936
New Jersey Sports & Exposition
Authority Revenue	6.500%	3/1/13 (14)	775	826
New Jersey Sports & Exposition
Authority Revenue	5.500%	3/1/17 (14)(ETM)	250	304
New Jersey Sports & Exposition
Authority Revenue	5.500%	3/1/17 (14)	5,505	6,329
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/21 (14)	3,000	3,257
New Jersey Sports & Exposition Authority
Revenue (Convention Center Luxury Tax)	5.500%	3/1/22 (14)	1,000	1,071
New Jersey Transportation Corp. COP	5.500%	9/15/11 (2)	5,000	5,158
New Jersey Transportation Corp. COP	5.500%	9/15/12 (2)	20,000	21,297
New Jersey Transportation Corp. COP	5.500%	9/15/14 (2)	1,500	1,659
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	15,000	16,818
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/12 (14)	1,000	1,081
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/13 (Prere.)	7,000	7,834
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/14 (2)	10,000	11,281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (14)(ETM)	5,000	5,874
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (2)	1,000	1,134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	4,600	5,263

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	14,810	16,708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	8,480	9,567
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	2,500	2,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	1,775	2,072
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	2,000	2,235
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	5,000	5,848
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	22,675	25,314
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,500	8,373
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (4)	8,000	9,043
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,742
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	9,000	9,950
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,473
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	7,000	7,870
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	8,000	8,952
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,727
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	8,875	9,878
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	5,750	6,487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	8,900	4,522
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	4,830	5,235
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	4,900	5,500
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	5,000	5,258
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/25 (14)	7,000	7,823
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	10,800	4,747
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	8,000	3,517
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	11,585	4,732
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	8,855	3,134

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	18,000	6,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	25,360	8,366
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	10,000	3,058
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	18,500	5,225
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	10,000	2,631
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	6,420	1,689
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	22,085	22,412
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	735
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	10,000	2,449
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,210	1,865
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	5,000	1,136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	6,000	1,272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	11,675	2,304
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	4,365	805
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	10,000	1,723
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,000	2,592
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,404
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	5,000	5,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	15,150	2,438
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	14,500	2,185
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)(ETM)	770	854
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	230	252
New Jersey Turnpike Authority Revenue	6.500%	1/1/13 (ETM)	20,000	22,394
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	22,095	25,150
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,560	1,933
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	19,535	23,389
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	5,000	5,543
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	5,000	5,454
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	3,325	3,581
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	4,000	4,447
New Jersey Turnpike Authority Revenue	5.000%	1/1/30 (4)	18,500	19,071
New Jersey Turnpike Authority Revenue	5.000%	1/1/35 (4)	10,000	10,166
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	13,500	13,670
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	39,385	40,639

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 New Jersey Turnpike Authority Revenue
TOB VRDO	0.330%	12/7/10 LOC	8,590	8,590
Newark NJ GO	5.375%	12/15/13 (14)	2,000	2,158
Ocean County NJ Utility Authority
Wastewater Revenue	5.250%	1/1/17	2,665	2,781
Ocean County NJ Utility Authority
Wastewater Revenue	5.250%	1/1/18	2,220	2,310
Ocean County NJ Utility Authority
Wastewater Revenue	6.600%	1/1/18 (ETM)	2,500	2,990
Passaic Valley NJ Sewer Commissioners
Sewer System Revenue	5.750%	12/1/19	1,680	1,894
Passaic Valley NJ Sewer Commissioners
Sewer System Revenue	5.750%	12/1/20	1,450	1,623
Passaic Valley NJ Sewer Commissioners
Sewer System Revenue	5.750%	12/1/21	3,500	3,907
Port Authority of New York & New Jersey CP	5.375%	3/1/28	1,100	1,232
Port Authority of New York &
New Jersey Revenue	4.500%	7/15/28	9,000	9,086
Port Authority of New York &
New Jersey Revenue	5.000%	3/1/29	4,500	4,729
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/31	3,395	3,545
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	3,500	3,638
Port Authority of New York &
New Jersey Revenue	4.750%	11/15/32	4,000	4,038
Port Authority of New York &
New Jersey Revenue	4.750%	7/15/33	8,000	8,040
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/33	10,000	10,199
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/34 (14)	7,095	7,233
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	3,500	3,605
Port Authority of New York &
New Jersey Revenue	5.000%	11/15/37	10,000	10,212
Port Authority of New York &
New Jersey Revenue	5.000%	9/1/38	5,000	5,033
Port Authority of New York &
New Jersey Revenue	5.000%	5/1/39	6,600	6,755
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	12,000	12,313
Port Authority of New York &
New Jersey Revenue	4.250%	7/15/40	2,250	2,075
Rahway Valley NJ Sewerage Authority
Sewer Revenue	0.000%	9/1/31 (14)	4,215	1,300
Rutgers State University New Jersey Revenue	6.400%	5/1/13	1,640	1,747
Rutgers State University New Jersey Revenue	5.000%	5/1/29	1,110	1,178
South Jersey Port Corp. New Jersey Revenue	5.000%	1/1/23	2,000	2,034
South Jersey Port Corp. New Jersey Revenue	5.100%	1/1/33	1,500	1,502
Stafford NJ Municipal Utility Authority
Water & Sewer Revenue	5.500%	6/1/11 (14)	750	763
Tobacco Settlement Financing Corp.
New Jersey Revenue	6.000%	6/1/12 (Prere.)	16,650	18,002

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/13	1,225	1,261
Tobacco Settlement Financing Corp.
New Jersey Revenue	7.000%	6/1/13 (Prere.)	20,000	23,070
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.500%	6/1/23	21,755	19,443
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.625%	6/1/26	17,735	14,293
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/29	10,000	7,838
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.750%	6/1/32 (Prere.)	34,260	36,236
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.750%	6/1/34	9,000	6,006
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/41	13,850	8,857
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/18 (14)	1,975	2,076
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/20 (14)	2,185	2,258
University of Medicine & Dentistry
New Jersey COP	5.250%	6/15/22 (14)	2,420	2,469
University of Medicine & Dentistry
New Jersey Revenue	6.500%	12/1/12 (14)(ETM)	1,755	1,854
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/15 (2)	2,325	2,439
University of Medicine & Dentistry
New Jersey Revenue	5.375%	12/1/16 (2)	1,110	1,158
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/19 (2)	2,000	2,058
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/20 (2)	3,675	3,762
University of Medicine & Dentistry
New Jersey Revenue	5.500%	12/1/21 (2)	2,000	2,043
				2,016,754
Puerto Rico (1.1%)
Puerto Rico GO	5.500%	7/1/18	5,540	5,940
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	3,500	4,021
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/14 (Prere.)	4,125	4,740
Puerto Rico Infrastructure Financing
Authority Special Tax Revenue	0.000%	7/1/33 (3)	7,000	1,586
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,250	3,431
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	1,135	1,198
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	919
				21,835
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/18	3,390	3,585
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,500	1,491
				5,076

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Guam (0.2%)
Guam Government Limited Obligation
Infrastructure Improvement Revenue	5.125%	11/1/11 (2)	3,400	3,382
Total Tax-Exempt Municipal Bonds (Cost $1,994,340)				2,047,047
Other Assets and Liabilities (1.5%)
Other Assets				38,515
Liabilities				(6,785)
				31,730
Net Assets (100%)				2,078,777

At November 30, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				2,057,826
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(31,751)
Unrealized Appreciation (Depreciation)
Investment Securities				52,707
Futures Contracts				(5)
Net Assets				2,078,777

Investor Shares—Net Assets
Applicable to 31,168,792 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				360,966
Net Asset Value Per Share—Investor Shares				$11.58

Admiral Shares—Net Assets
Applicable to 148,329,013 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,717,811
Net Asset Value Per Share—Admiral Shares				$11.58

See Note A in Notes to Financial Statements.
1 Securities with a value of $1,679,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of this security represented 0.4% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2010
($000)
Investment Income
Income
Interest	89,501
Total Income	89,501
Expenses
The Vanguard Group—Note B
Investment Advisory Services	188
Management and Administrative—Investor Shares	751
Management and Administrative—Admiral Shares	1,455
Marketing and Distribution—Investor Shares	136
Marketing and Distribution—Admiral Shares	343
Custodian Fees	16
Auditing Fees	27
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	3
Total Expenses	2,934
Net Investment Income	86,567
Realized Net Gain (Loss)
Investment Securities Sold	6,204
Futures Contracts	(2,314)
Realized Net Gain (Loss)	3,890
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(14,811)
Futures Contracts	91
Change in Unrealized Appreciation (Depreciation)	(14,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,737

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,567	81,997
Realized Net Gain (Loss)	3,890	(13,198)
Change in Unrealized Appreciation (Depreciation)	(14,720)	149,647
Net Increase (Decrease) in Net Assets Resulting from Operations	75,737	218,446
Distributions
Net Investment Income
Investor Shares	(19,150)	(18,900)
Admiral Shares	(67,417)	(63,097)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(86,567)	(81,997)
Capital Share Transactions
Investor Shares	(111,846)	31,130
Admiral Shares	168,493	80,448
Net Increase (Decrease) from Capital Share Transactions	56,647	111,578
Total Increase (Decrease)	45,817	248,027
Net Assets
Beginning of Period	2,032,960	1,784,933
End of Period	2,078,777	2,032,960

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.64	$10.82	$11.71	$12.03	$11.82
Investment Operations
Net Investment Income	.476	.477	.494	.511	.520
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	.820	(.890)	(.276)	.282
Total from Investment Operations	.416	1.297	(.396)	.235	.802
Distributions
Dividends from Net Investment Income	(.476)	(.477)	(.494)	(.511)	(.520)
Distributions from Realized Capital Gains	—	—	—	(.044)	(.072)
Total Distributions	(.476)	(.477)	(.494)	(.555)	(.592)
Net Asset Value, End of Period	$11.58	$11.64	$10.82	$11.71	$12.03

Total Return[1]	3.59%	12.19%	-3.49%	2.04%	7.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$361	$473	$410	$426	$432
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.06%	4.22%	4.32%	4.35%	4.42%
Portfolio Turnover Rate	17%	22%	37%	14%	15%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.64	$10.82	$11.71	$12.03	$11.82
Investment Operations
Net Investment Income	.485	.487	.502	.519	.529
Net Realized and Unrealized Gain (Loss)
on Investments	(.060)	.820	(.890)	(.276)	.282
Total from Investment Operations	.425	1.307	(.388)	.243	.811
Distributions
Dividends from Net Investment Income	(.485)	(.487)	(.502)	(.519)	(.529)
Distributions from Realized Capital Gains	—	—	—	(.044)	(.072)
Total Distributions	(.485)	(.487)	(.502)	(.563)	(.601)
Net Asset Value, End of Period	$11.58	$11.64	$10.82	$11.71	$12.03

Total Return	3.68%	12.28%	-3.42%	2.11%	7.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,718	$1,560	$1,375	$1,402	$1,286
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.14%	4.30%	4.39%	4.42%	4.49%
Portfolio Turnover Rate	17%	22%	37%	14%	15%

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2010, the fund had contributed capital of $380,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,047,047	—
Futures Contracts—Assets[1]	92	—	—
Total	92	2,047,047	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	March 2011	142	31,151	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $28,917,000 to offset future net capital gains of $18,584,000 through November 30, 2016, and $10,333,000 through November 30, 2017.

The fund had realized losses totaling $2,840,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2010, the cost of investment securities for tax purposes was $1,997,180,000. Net unrealized appreciation of investment securities for tax purposes was $49,867,000, consisting of unrealized gains of $70,993,000 on securities that had risen in value since their purchase and $21,126,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended November 30, 2010, the fund purchased $419,913,000 of investment securities and sold $341,057,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	111,899	9,534	145,074	12,800
Issued in Lieu of Cash Distributions	15,576	1,326	15,408	1,357
Redeemed	(239,321)	(20,352)	(129,352)	(11,387)
Net Increase (Decrease)—Investor Shares	(111,846)	(9,492)	31,130	2,770
Admiral Shares
Issued	367,783	31,315	274,585	24,228
Issued in Lieu of Cash Distributions	50,014	4,259	46,279	4,075
Redeemed	(249,304)	(21,301)	(240,416)	(21,346)
Net Increase (Decrease)—Admiral Shares	168,493	14,273	80,448	6,957

H. In preparing the financial statements as of November 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New Jersey Tax-Free Funds and the Shareholders of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund (constituting two separate portfolios of Vanguard New Jersey Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 13, 2011

Special 2010 tax information (unaudited) for Vanguard New Jersey Tax-Exempt Funds

This information for the fiscal year ended November 30, 2010, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2010	11/30/2010	Period
Based on Actual Fund Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,000.62	$0.85
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,006.28	$1.01
Admiral Shares	1,000.00	1,006.68	0.60
Based on Hypothetical 5% Yearly Return
New Jersey Tax-Exempt Money Market Fund	$1,000.00	$1,024.22	$0.86
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.07	$1.01
Admiral Shares	1,000.00	1,024.47	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.17%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard tax-exempt money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q140 012011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2010: $48,000
Fiscal Year Ended November 30, 2009: $43,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2010: $3,607,060
Fiscal Year Ended November 30, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2010: $791,350
Fiscal Year Ended November 30, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2010: $336,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2010: $16,000
Fiscal Year Ended November 30, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2010: $352,090
Fiscal Year Ended November 30, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

            (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
            (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

    (a) Code of Ethics.
    (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.